Goodwill and Intangible Assets Textual (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets [Abstract]
Amortization of Intangible Assets	$ 2,108	$ 1,583	$ 1,217